Financial Assets at Amortised Cost - Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Banks [Abstract]
Loans and advances to financial institutions	$ 4,251,812	$ 3,528,634
Allowances for loan losses	(41,657)	(879,312)
TOTAL	$ 4,210,155	$ 2,649,322